Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current Assets
Cash	$ 480	$ 283
Short-term investments	3,412	3,718
Restricted cash and short-term investments	850	738
Receivables, less allowance for uncollectible accounts	1,124	902
Inventories, less allowance for obsolescence	580	617
Fuel derivative contracts	65	97
Other current assets	561	402
Total current assets	7,072	6,757
Equipment and Property
Flight equipment, at cost	17,934	18,136
Less accumulated depreciation	7,624	7,095
Flight equipment, net	10,310	11,041
Purchase deposits for flight equipment	710	746
Other equipment and property, at cost	5,101	5,131
Less accumulated depreciation	3,002	3,005
Other equipment and property, net	2,099	2,126
Equipment and property, net	13,119	13,913
Equipment and Property Under Capital Leases
Flight equipment	287	641
Other equipment and property	201	200
Equipment and Property Under Capital Leases, gross	488	841
Less accumulated amortization	205	448
Equipment and property under capital leases, net	283	393
Other Assets
International slots and route authorities	708	708
Domestic slots and airport operating and gate lease rights, less accumulated amortization (2011- $489; 2010 - $473)	161	186
Other assets	2,167	1,891
Other assets, total	3,036	2,785
Total Assets	23,510	23,848
Current Liabilities
Accounts payable	1,244	1,007
Accrued salaries and wages	666	524
Accrued liabilities	1,451	1,358
Air traffic liability	4,524	4,223
Current maturities of long-term debt	1,388	1,518
Current obligations under capital leases	31	0
Total current liabilities	9,304	8,630
Long-term debt, less current maturities	6,735	6,702
Obligations Under Capital Leases, Less Current Obligations	381	0
Other Liabilities and Credits
Deferred gains	223	110
Pension and postretirement benefits	6,780	9,204
Other liabilities and deferred credits	1,468	1,470
Other Liabilities and Credits Total	8,471	10,784
Liabilities Subject to Compromise	6,606	4,843
Stockholders' Equity (Deficit)
Preferred stock	0	0
Common stock - $1 par value	341	341
Additional paid-in capital	4,481	4,465
Treasury shares at cost	(367)	(367)
Accumulated other comprehensive loss	(2,980)	(3,964)
Accumulated deficit	(9,462)	(7,586)
Total stockholders' equity	(7,987)	(7,111)
Total Liabilities and Stockholders' Equity (Deficit)	$ 23,510	$ 23,848